787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

September 23, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for
Seasons Series Trust and SunAmerica Series Trust

Ladies and Gentlemen:

On behalf of Seasons Series Trust and SunAmerica Series Trust (together, the “Trusts”), we hereby transmit for filing with the Securities and Exchange Commission the preliminary proxy materials consisting of a Notice of Joint Special Meeting of Shareholders and a Proxy Statement to be issued in connection with the Joint Special Meeting of Shareholders (the “Meeting”) of the investment portfolios of the Trusts (collectively, the “Portfolios”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve a new Investment Advisory and Management Agreement for each Portfolio.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-3875.

Sincerely,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Edward Gizzi, Esq., SunAmerica Asset Management, LLC
Elliot Gluck, Esq., Willkie Farr & Gallagher LLP

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